CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Cara Therapeutics, Inc. Common Stock	Cara Therapeutics, Inc. Additional Paid-In Capital	Cara Therapeutics, Inc. Accumulated Deficit	Cara Therapeutics, Inc. Accumulated Other Comprehensive Income (Loss)	Cara Therapeutics, Inc.	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Beginning balance at Dec. 31, 2021	$ 1	$ 708,637	$ (480,758)	$ (358)	$ 227,522
Balance, Shares at Dec. 31, 2021	1,485,578
Stock-based compensation expense		14,345			14,345
Shares issued upon exercise of stock options, value		311			311
Shares issued upon exercise of stock options, shares	1,342
Shares issued upon vesting of restricted stock units, value		3,389			3,389
Shares issued upon vesting of restricted stock units, shares	7,451
Net loss			(85,474)		(85,474)
Other comprehensive income				(1,314)	(1,314)
Ending balance at Dec. 31, 2022	$ 1	726,682	(566,232)	(1,672)	158,779	$ 19	$ 446	$ (45,492)	$ (24)	$ (45,051)
Balance, Shares at Dec. 31, 2022	1,494,371
Net proceeds from sales of common stock under open market sales agreement		1,117			1,117
Net proceeds from sales of common stock under open market sales agreement (shares)	10,747
Stock-based compensation expense		12,710			12,710
Shares issued upon exercise of stock options, value	$ 1	559			560		2			2
Shares issued upon exercise of stock options, shares	2,589					6,250
Shares issued upon vesting of restricted stock units, value		1,020			1,020
Shares issued upon vesting of restricted stock units, shares	5,646
Net loss			(118,513)		(118,513)			(17,347)		(17,347)
Other comprehensive income				1,412	1,412
Ending balance at Dec. 31, 2023	$ 2	742,088	(684,745)	(260)	57,085	$ 19	762	(62,839)		(62,058)
Balance, Shares at Dec. 31, 2023	1,513,353
Stock-based compensation expense		1,660			1,660
Shares issued upon exercise of stock options, value							5			5
Shares issued upon exercise of stock options, shares						63,750
Shares issued upon vesting of restricted stock units, value		1,685			1,685
Shares issued upon vesting of restricted stock units, shares	5,177
Net loss			(30,696)		(30,696)			(4,202)		(4,202)
Other comprehensive income				69	69
Ending balance at Mar. 31, 2024	$ 2	745,433	(715,441)	(191)	29,803	$ 19	848	(67,041)		(66,174)
Balance, Shares at Mar. 31, 2024	1,518,530
Beginning balance at Dec. 31, 2023	$ 2	742,088	(684,745)	(260)	57,085	$ 19	762	(62,839)		(62,058)
Balance, Shares at Dec. 31, 2023	1,513,353
Stock-based compensation expense		6,709			6,709
Shares issued upon exercise of stock options, value							5			$ 5
Shares issued upon exercise of stock options, shares						63,750				63,750
Shares issued upon vesting of restricted stock units, value		2,220			2,220
Shares issued upon vesting of restricted stock units, shares	10,390
Net loss			(70,867)		(70,867)			(29,397)		$ (29,397)
Other comprehensive income				$ 260	260
Ending balance at Dec. 31, 2024	$ 2	751,017	(755,612)		(4,593)	$ 19	1,086	(92,236)		(91,131)
Balance, Shares at Dec. 31, 2024	1,523,743
Stock-based compensation expense		1,247			1,247
Shares issued upon exercise of stock options, value							3			$ 3
Shares issued upon exercise of stock options, shares						5,416				5,416
Shares issued upon vesting of restricted stock units, value		179			179
Shares issued upon vesting of restricted stock units, shares	792
Net loss			(4,906)		(4,906)			(9,579)		$ (9,579)
Ending balance at Mar. 31, 2025	$ 2	$ 752,443	$ (760,518)		$ (8,073)	$ 19	$ 1,169	$ (101,815)	$ 2	$ (100,625)
Balance, Shares at Mar. 31, 2025	1,524,535